Time charter revenues and related contract balances - Direct financing lease receivable and unguaranteed residual value (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Direct financing lease
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,824	297,824
Principal repayment and amortization	(17,843)	(14,751)
Net investment in direct financing lease at period end	279,981	283,073
Less: Current portion	(4,452)	(4,168)
Long term net investment in direct financing lease	275,529	278,905
Net investment in direct financing lease consists of:
Direct financing lease receivable	133,981	137,073
Unguaranteed residual value	146,000	146,000
Net investment in direct financing lease at period end	$ 279,981	$ 283,073